Prospectus Supplement

December 12, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 12, 2013 to the Morgan Stanley Institutional Fund, Inc. (the "Fund") Prospectus dated April 30, 2013 of:

Global Discovery Portfolio

Small Company Growth Portfolio

The last paragraph in the section of the Fund's Prospectus entitled "Portfolio Summary—Global Discovery Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as options and other related instruments and techniques. The Portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Portfolio will be counted toward the Portfolio's exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.

The following is hereby added as the penultimate paragraph in the section of the Fund's Prospectus entitled "Portfolio Summary—Global Discovery Portfolio—Principal Risks:"

•  Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

The penultimate paragraph in the section of the Fund's Prospectus entitled "Details of the Portfolio—Global Discovery Portfolio—Process" is hereby deleted and replaced with the following:

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as options and other related instruments and techniques. The Portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

The following is hereby added as the penultimate paragraph in the section of the Fund's Prospectus entitled "Details of the Portfolio—Global Discovery Portfolio—Risks:"

A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

The third sentence of the first paragraph of the section of the Fund's Prospectus entitled "Shareholder Information—How To Redeem Shares—Redemption Fees" is hereby deleted and replaced with the following:

The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through asset allocation programs, including redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles, including funds of funds, (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team, and (vi) through certain types of retirement plan account transactions, including: redemptions pursuant to systematic withdrawal programs, minimum required distributions, loans or hardship withdrawals, return of excess contribution amounts, redemptions related to payment of plan or custodian fees, forfeiture of assets, and redemptions related to death, disability, or qualified domestic relations order.

Please retain this supplement for future reference.

  MSIEQUSPT -1213

Prospectus Supplement

December 12, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 12, 2013 to the Morgan Stanley Institutional Fund, Inc. (the "Fund") Prospectus dated July 15, 2013 of:

Small Company Growth Portfolio (Class IS Shares)

The third sentence of the first paragraph of the section of the Fund's Prospectus entitled "Shareholder Information—How To Redeem Class IS Shares—Redemption Fees" is hereby deleted and replaced with the following:

The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through asset allocation programs, including redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles, including funds of funds, (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team, and (vi) through certain types of retirement plan account transactions, including: redemptions pursuant to systematic withdrawal programs, minimum required distributions, loans or hardship withdrawals, return of excess contribution amounts, redemptions related to payment of plan or custodian fees, forfeiture of assets, and redemptions related to death, disability, or qualified domestic relations order.

Please retain this supplement for future reference.

  MSIEQUSPT-1213

Prospectus Supplement

December 12, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 12, 2013 to the Morgan Stanley Institutional Fund, Inc. (the "Fund") Prospectus dated April 30, 2013 of:

Total Emerging Markets Portfolio

The third sentence of the first paragraph of the section of the Fund's Prospectus entitled "Shareholder Information—How To Redeem Shares—Redemption Fees" is hereby deleted and replaced with the following:

The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through asset allocation programs, including redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles, including funds of funds, (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team, and (vi) through certain types of retirement plan account transactions, including: redemptions pursuant to systematic withdrawal programs, minimum required distributions, loans or hardship withdrawals, return of excess contribution amounts, redemptions related to payment of plan or custodian fees, forfeiture of assets, and redemptions related to death, disability, or qualified domestic relations order.

Please retain this supplement for future reference.

  IFITEMSPT-1213

Prospectus Supplement

December 12, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 12, 2013 to the Morgan Stanley Institutional Fund, Inc. (the "Fund") Prospectus dated April 30, 2013 of:

International Real Estate Portfolio

The third sentence of the first paragraph of the section of the Fund's Prospectus entitled "Shareholder Information—How To Redeem Shares—Redemption Fees" is hereby deleted and replaced with the following:

The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through asset allocation programs, including redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles, including funds of funds, (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team, and (vi) through certain types of retirement plan account transactions, including: redemptions pursuant to systematic withdrawal programs, minimum required distributions, loans or hardship withdrawals, return of excess contribution amounts, redemptions related to payment of plan or custodian fees, forfeiture of assets, and redemptions related to death, disability, or qualified domestic relations order.

Please retain this supplement for future reference.

  MSIREUISPT-1213

Prospectus Supplement

December 12, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 12, 2013 to the Morgan Stanley Institutional Fund, Inc. (the "Fund") Prospectus dated April 30, 2013 of:

Emerging Markets Domestic Debt Portfolio

Emerging Markets External Debt Portfolio

The third sentence of the first paragraph of the section of the Fund's Prospectus entitled "Shareholder Information—How To Redeem Shares—Redemption Fees" is hereby deleted and replaced with the following:

The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through asset allocation programs, including redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles, including funds of funds, (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team, and (vi) through certain types of retirement plan account transactions, including: redemptions pursuant to systematic withdrawal programs, minimum required distributions, loans or hardship withdrawals, return of excess contribution amounts, redemptions related to payment of plan or custodian fees, forfeiture of assets, and redemptions related to death, disability, or qualified domestic relations order.

Please retain this supplement for future reference.

  MSIFISPT-1213

Prospectus Supplement

December 12, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 12, 2013 to the Morgan Stanley Institutional Fund, Inc. (the "Fund") Prospectus dated April 30, 2013 of:

Active International Allocation Portfolio

Asian Equity Portfolio

Emerging Markets Portfolio

Frontier Emerging Markets Portfolio

International Equity Portfolio

International Small Cap Portfolio

The third sentence of the first paragraph of the section of the Fund's Prospectus entitled "Shareholder Information—How To Redeem Shares—Redemption Fees" is hereby deleted and replaced with the following:

The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through asset allocation programs, including redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles, including funds of funds, (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team, and (vi) through certain types of retirement plan account transactions, including: redemptions pursuant to systematic withdrawal programs, minimum required distributions, loans or hardship withdrawals, return of excess contribution amounts, redemptions related to payment of plan or custodian fees, forfeiture of assets, and redemptions related to death, disability, or qualified domestic relations order.

Please retain this supplement for future reference.

  MSIGLINSPT-1213

Prospectus Supplement

December 12, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 12, 2013 to the Morgan Stanley Institutional Fund, Inc. (the "Fund") Prospectus dated June 13, 2013 of:

Emerging Markets Portfolio (Class IS Shares)

Emerging Markets Domestic Debt Portfolio (Class IS Shares)

Emerging Markets External Debt Portfolio (Class IS Shares)

International Equity Portfolio (Class IS Shares)

International Real Estate Portfolio (Class IS Shares)

The third sentence of the first paragraph of the section of the Fund's Prospectus entitled "Shareholder Information—How To Redeem Class IS Shares—Redemption Fees" is hereby deleted and replaced with the following:

The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through asset allocation programs, including redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles, including funds of funds, (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team, and (vi) through certain types of retirement plan account transactions, including: redemptions pursuant to systematic withdrawal programs, minimum required distributions, loans or hardship withdrawals, return of excess contribution amounts, redemptions related to payment of plan or custodian fees, forfeiture of assets, and redemptions related to death, disability, or qualified domestic relations order.

Please retain this supplement for future reference.

  MSIFISPT-1213